ACCRUED PAYROLL AND OTHER EXPENSES - Schedule of Company's Accrued Payroll and Other Expenses (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Total accrued payroll and other expenses	$ 636,788	$ 0
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Accrued payroll		224,168	$ 188,529
Accrued credit card fees		235,680	172,189
Other expenses		82,018	150,128
Total accrued payroll and other expenses		$ 541,866	$ 510,846